Item 1. Schedule of Investments

T. Rowe Price Summit Municipal Money Market Fund
(Unaudited)	January 31, 2006
PORTFOLIO OF INVESTMENTS (1)	$ Par	Value
(Amounts in 000s)
CALIFORNIA 3.7%
California Dept. of Water Resources
Power Supply
VRDN (Currently 3.17%) (FSA Insured)	5,000	5,000
VRDN (Currently 3.18%) (FSA Insured)	3,000	3,000
California Infrastructure & Economic Dev. Bank
Salvation Army West, TECP, 2.85%, 5/3/06	4,400	4,400
Total California (Cost $12,400)		12,400

COLORADO 3.3%
Colorado Housing Fin. Auth., Single Family, 2.80%, 7/5/06 #	10,000	10,000
Colorado Student Obligation Bond Auth.
VRDN (Currently 3.07%) (AMBAC Insured) #	1,000	1,000
Total Colorado (Cost $11,000)		11,000

DISTRICT OF COLUMBIA 4.0%
Metropolitan Washington Airports Auth.
TECP, 3.20%, 2/14/06 #	4,900	4,900
TECP, 3.30%, 3/15/06 #	5,000	5,000
VRDN (Currently 3.10%) (MBIA Insured) #	3,735	3,735
Total District of Columbia (Cost $13,635)		13,635

GEORGIA 0.4%
Georgia, GO, 7.20%, 3/1/06	100	100
Savannah Economic Dev. Auth., Home Depot
VRDN (Currently 3.07%) #	1,150	1,150
Total Georgia (Cost $1,250)		1,250

ILLINOIS 4.7%
Chicago O' Hare Int'l. Airport
VRDN (Currently 3.09%) (FSA Insured) #	6,000	6,000
VRDN (Currently 3.09%) (MBIA Insured) #	6,245	6,245
VRDN (Currently 3.10%) (AMBAC Insured) #	1,875	1,875
Lake County PCR, W. W. Grainger, VRDN (Currently 3.35%) #	1,500	1,500
Will County, BP Amoco, VRDN (Currently 3.16%) #	400	400
Total Illinois (Cost $16,020)		16,020

INDIANA 6.2%
Gibson County PCR, Toyota Motor Credit
VRDN (Currently 3.08%) #	4,000	4,000
Indiana Dev. Fin. Auth., PSI Energy, VRDN (Currently 3.05%) #	11,000	11,000
Indiana Fin. Auth., PSI Energy, VRDN (Currently 3.09%) #	5,500	5,500
Whiting, BP Amoco, VRDN (Currently 3.16%) #	500	500
Total Indiana (Cost $21,000)		21,000

IOWA 3.0%
Iowa Fin. Auth.
Single Family
VRDN (Currently 2.75%) #	7,500	7,500
VRDN (Currently 3.10%) #	2,615	2,615
Total Iowa (Cost $10,115)		10,115

KANSAS 2.4%
Wichita, GO, 3.75%, 2/9/06	4,000	4,001
Wyandotte County, GO
Unified Gov't.
3.00%, 4/1/06	1,700	1,700
3.25%, 11/1/06	2,300	2,300
Total Kansas (Cost $8,001)		8,001

KENTUCKY 0.6%
Louisville & Jefferson County Airport
5.00%, 7/1/06 (FSA Insured) #	500	504
UPS Worldwide, VRDN (Currently 3.16%) #	1,500	1,500
Total Kentucky (Cost $2,004)		2,004

LOUISIANA 2.2%
Plaquemines Parish, BP Exploration & Oil
VRDN (Currently 3.16%) #	900	900
St. Charles Parish PCR, Shell Oil, VRDN (Currently 3.16%) #	6,500	6,500
Total Louisiana (Cost $7,400)		7,400

MARYLAND 4.2%
Maryland CDA
Single Family
VRDN (Currently 3.05%) #	5,650	5,650
3.20%, 11/24/06 #	7,000	7,000
Maryland Transportation Auth., Baltimore-Washington Int'l. Airport
VRDN (Currently 3.06%) #	1,400	1,400
Total Maryland (Cost $14,050)		14,050

MICHIGAN 2.5%
Michigan Municipal Bond Auth., GO, 3.75%, 3/21/06	8,285	8,295
Total Michigan (Cost $8,295)		8,295

MINNESOTA 2.3%
Minnesota Housing Fin. Agency
Single Family
2.95%, 5/18/06 #	2,800	2,800
3.30%, 12/4/06 #	5,000	5,000
Total Minnesota (Cost $7,800)		7,800

NEBRASKA 0.9%
Douglas County, Waste Management, VRDN (Currently 3.07%) #	3,000	3,000
Total Nebraska (Cost $3,000)		3,000

NEVADA 4.6%
Clark County IDRB, PCR
Southwest Gas Corp.
VRDN (Currently 3.09%) (FGIC Insured) #	2,495	2,495
VRDN (Currently 3.10%) #	3,000	3,000
Nevada Housing Division
Apache / Multi-Family, VRDN (Currently 3.05%) #	4,400	4,400
Siverado / Multi-Family, VRDN (Currently 3.05%) #	5,500	5,500
Total Nevada (Cost $15,395)		15,395

NORTH CAROLINA 5.4%
Charlotte, Airport Revenue, VRDN (Currently 3.10%)
(MBIA Insured) #	3,000	3,000
Charlotte, GO
Water & Sewer
TECP, 2.75%, 4/6/06	2,000	2,000
TECP, 2.90%, 4/26/06	2,000	2,000
TECP, 2.90%, 5/11/06	3,000	3,000
Charlotte, Water & Sewer, TECP, 3.00%, 2/7/06	8,000	7,999
Mecklenburg County, GO, 4.80%, 3/1/06	100	100
North Carolina Housing Fin. Agency, Single Family
VRDN (Currently 3.09%) #	100	100
Total North Carolina (Cost $18,200)		18,199

OHIO 1.5%
Ohio Building Auth., 5.00%, 4/1/06	250	251
Ohio Water Dev. Auth.
Cleveland Electric Illuminating, VRDN (Currently 3.17%) #	2,000	2,000
Toledo Edison, VRDN (Currently 3.15%) #	3,000	3,000
Total Ohio (Cost $5,251)		5,251

OREGON 2.1%
Oregon, GO, TAN, 4.50%, 11/27/06	7,000	7,079
Total Oregon (Cost $7,079)		7,079

PENNSYLVANIA 2.4%
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical Center,
VRDN (Currently 3.14%)	5,000	5,000
Pennsylvania Higher Ed. Assistance Agency
VRDN (Currently 3.08%) (AMBAC Insured) #	2,800	2,800
Pennsylvania Housing Fin. Agency, Single Family
3.85%, 4/1/06 #	250	250
Total Pennsylvania (Cost $8,050)		8,050

SOUTH DAKOTA 0.9%
South Dakota HEFA, Sioux Valley Hosp., VRDN (Currently 3.07%)	2,950	2,950
Total South Dakota (Cost $2,950)		2,950

TENNESSEE 5.6%
Educ. Funding of the South, Volunteer State Student Funding
VRDN (Currently 3.02%) #	16,000	16,000
Metropolitan Nashville & Davidson County Health & Ed. Fac. Board
Ascension Health, VRDN (Currently 3.40%) (Tender 1/3/07)	2,000	2,000
Richland County School Dist. No. 001, GO, 4.00%, 3/1/06	1,000	1,001
Total Tennessee (Cost $19,001)		19,001

TEXAS 14.9%
Brazos River Auth. PCR, TXU Energy, VRDN (Currently 3.10%) #	6,000	6,000
Dallas/Fort Worth Airport
VRDN (Currently 3.09%) (FSA Insured) #	2,495	2,495
VRDN (Currently 3.09%) (MBIA Insured) #	8,875	8,875
Gulf Coast IDA
BP Amoco, 3.20%, 6/1/25 (Tender 6/1/06)	1,000	1,000
CITGO Petroleum, VRDN (Currently 3.16%) #	3,850	3,850
Gulf Coast Waste Disposal Auth., BP Amoco
VRDN (Currently 3.16%) #	700	700
Houston Airport, VRDN (Currently 3.10%) (FSA Insured) #	3,910	3,910
North Central Texas Health Fac. Dev. Corp., Methodist Hosp. of Dallas,
TECP, 2.92%, 2/6/06 (AMBAC Insured)	8,300	8,300
North Texas Higher Educ. Auth., VRDN (Currently 3.09%) #	2,700	2,700
Northside Independent School Dist., GO, 2.85%, 6/15/35
(Tender 6/15/06)	7,000	7,000
Port of Houston Auth., GO, TECP, 3.15%, 2/22/06 #	4,237	4,237
San Antonio Electric & Gas, 5.00%, 2/1/06	1,175	1,175
Total Texas (Cost $50,242)		50,242

UTAH 4.7%
Utah Board of Regents, VRDN (Currently 3.09%)
(AMBAC Insured) #	16,000	16,000
Total Utah (Cost $16,000)		16,000

VIRGINIA 6.8%
Capital Region Airport Commission, VRDN (Currently 3.08%) #	6,485	6,485
Virginia College Building Auth., Public Higher Ed.
4.00%, 9/1/06	1,000	1,005
Virginia HDA, Single Family, 3.00%, 10/1/32 (Tender 4/4/06) #	15,120	15,120
Virginia Public Building Auth., 5.00%, 8/1/06	440	444
Total Virginia (Cost $23,054)		23,054

WASHINGTON 6.6%
Port Bellingham IDC, BP West Coast Products
VRDN (Currently 3.16%) #	8,625	8,625
Port of Seattle
VRDN (Currently 3.09%) #	2,000	2,000
TECP, 3.16%, 2/1/06 #	9,000	9,000
Seattle, GO, VRDN (Currently 3.10%) (Tender 8/30/06)	2,725	2,725
Total Washington (Cost $22,350)		22,350

WISCONSIN 3.5%
Wisconsin Housing and Economic Dev., Single Family
VRDN (Currently 3.06%) #	11,980	11,980
Total Wisconsin (Cost $11,980)		11,980

Total Investments in Securities
99.4% of Net Assets (Cost $335,522)		$335,521

(1)	Denominated in U.S. dollars unless otherwise noted
#	Interest subject to alternative minimum tax
AMBAC	AMBAC Assurance Corp.
CDA	Community Development Administration/Authority
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance Inc.
GO	General Obligation
HDA	Housing Development Authority
HEFA	Health & Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
MBIA	MBIA Insurance Corp.
PCR	Pollution Control Revenue
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
VRDN	Variable-Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Money Market Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Money Market Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are generally valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $335,521,000.

T. ROWE PRICE SUMMIT MUNICIPAL INTERMEDIATE FUND
Unaudited		January 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.5%
Alabama 0.9%
Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08 (1)	1,000	1,033
Jefferson County Sewer, 5.50%, 2/1/40 (Prerefunded 2/1/11) (2)	1,000	1,097
		2,130
Alaska 1.9%
Alaska HFC, Single Family, 5.75%, 12/1/11 (3)	485	501
Anchorage, GO, 5.00%, 3/1/20 (1)	1,755	1,870
Valdez Marine, BP Pipeline, VRDN (Currently 3.08%)	200	200
Valdez Marine, BP Pipeline, VRDN (Currently 3.08%)	855	855
Valdez Marine, BP Pipeline, VRDN (Currently 3.08%)	1,000	1,000
		4,426
Arizona 3.0%
Arizona HFA, Blood Systems, Inc., 5.00%, 4/1/18	645	667
Arizona School Fac. Board, 5.50%, 7/1/13 (Prerefunded 7/1/11)	1,500	1,643
Phoenix Civic Improvement Corp., Wastewater System
5.00%, 7/1/17 (1)	1,500	1,619
Phoenix Street & Highway, 5.00%, 7/1/11 (2)	1,500	1,605
Salt River Agricultural Improvement & Power, 5.25%, 1/1/15	500	543
Tempe IDA, Friendship Village, 5.375%, 12/1/13	750	757
		6,834
Arkansas 0.2%
Univ. of Arkansas, 5.00%, 11/1/26 (1)	500	522
		522
California 9.1%
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	1,500	1,589
California Dept. of Water Resources, Power Supply
5.50%, 5/1/11	800	869
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (4)	1,000	1,108
California, Economic Recovery, 5.00%, 7/1/23 (Tender 7/1/07)	1,000	1,023
California, Economic Recovery, GO, 5.25%, 1/1/11	1,000	1,076
California, GO, 5.00%, 2/1/10	500	527
California, GO, 5.00%, 2/1/11	750	796
California, GO, 5.00%, 11/1/24	700	722
California, GO, 5.50%, 11/1/33	500	545
California, GO, 6.30%, 10/1/07	1,400	1,465
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/20	750	780
California Public Works Board, Dept. of Corrections
5.00%, 6/1/07	500	510
California Public Works Board, Mental Health, Coalinga
5.00%, 6/1/08	1,000	1,035
Capistrano Unified School Dist., No. 90-2, Talega
5.875%, 9/1/23	200	212
Long Beach Harbor, 5.00%, 5/15/18 (1)	1,500	1,617
Napa Valley Community College, 5.00%, 8/1/21 (1)	1,000	1,068
Port of Oakland, 5.00%, 11/1/11 (1)(3)	1,000	1,060
San Diego Unified School Dist., 5.00%, 7/1/16 (1)	3,405	3,736
Univ. California Regents, 5.00%, 5/15/19 (5)	1,115	1,186
		20,924
Colorado 0.3%
Colorado HFA, Evangelical Lutheran, 5.00%, 6/1/16	700	733
		733
Connecticut 1.2%
Connecticut, GO, 5.25%, 6/15/13 (Prerefunded 6/15/09)(2)	1,000	1,063
Mashantucket Western Pequot Tribe, 5.60%, 9/1/09 (6)	200	210
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (6)	500	523
Mohegan Tribe Indians, 6.25%, 1/1/31	450	482
Univ. of Connecticut, Student Fee, 5.25%, 11/15/16 (2)	500	548
		2,826
Delaware 0.6%
Delaware River & Bay Auth., 5.00%, 1/1/21 (1)	1,000	1,064
Sussex County, Cadbury Lewes, 5.90%, 1/1/26	275	274
		1,338
District of Columbia 2.6%
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/08 (1)(3)	1,650	1,727
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/12 (2)(3)	1,000	1,083
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/18 (1)(3)	1,000	1,074
Metropolitan Washington D.C. Airports Auth.
5.75%, 10/1/19 (2)(3)	1,000	1,085
Washington Metro Area Transit Auth., 5.00%, 1/1/12 (1)	1,000	1,076
		6,045
Florida 6.9%
Broward County, GO, 5.00%, 1/1/25	1,250	1,313
Broward County, GO, 5.25%, 1/1/18	500	536
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	100	100
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	305	308
Florida Board of Ed., GO, 5.125%, 6/1/13	1,000	1,060
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (2)	500	546
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/19	1,615	1,689
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29 (Tender 11/16/09)	1,000	1,037
Hillsborough County Aviation Auth., 5.25%, 10/1/09 (1)(3)	1,000	1,055
Hillsborough County School Dist., Sales Tax, 5.00%, 10/1/20 (4)	1,000	1,072
Jacksonville HFA, Baptist Health, VRDN (Currently 3.08%)	100	100
Lee County, Solid Waste, 5.25%, 10/1/08 (1)(3)	2,000	2,083
Middle Village Community Dev. Dist., 5.00%, 5/1/09	185	185
Orange County, 5.00%, 1/1/14 (2)	800	859
Preserve at Wilderness Lake Community Dev. Dist.
5.00%, 5/1/09	110	110
Reedy Creek Improvement Dist., 5.00%, 10/1/15 (4)	2,000	2,171
Reedy Creek Improvement Dist., GO, 5.375%, 6/1/15 (4)	750	810
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	830	832
		15,866
Georgia 3.5%
Atlanta Airport, 5.00%, 1/1/27 (5)	1,400	1,459
Cobb County Hosp. Auth., Wellstar Health System, RAC
5.25%, 4/1/17 (4)	1,000	1,093
Cobb-Marietta Water Auth., 5.50%, 11/1/14	750	839
Coweta County Residential Care Fac. for the Elderly, Wesley
Woods of Newnan-Peachtree City, 7.625%, 10/1/06 (7)	90	92
Fulton County, Water & Sewer, 5.00%, 1/1/21 (2)	1,000	1,059
Georgia, GO, 5.00%, 5/1/18 (Prerefunded 5/1/12)	1,000	1,078
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/18 (Prerefunded 11/1/10)	1,955	2,161
Savannah Economic Dev. Auth., Savannah College of Art &
Design, 6.80%, 10/1/19 (Prerefunded 10/1/09)	200	224
		8,005
Hawaii 1.7%
Hawaii, GO, 5.50%, 2/1/11 (5)	1,050	1,143
Hawaii Dept. of Budget & Fin., Hawaii Pacific Health
5.50%, 7/1/09	1,690	1,747
Honolulu City & County, GO, 5.00%, 7/1/22 (1)	1,000	1,060
		3,950
Idaho 0.2%
Nez Perce County PCR, IDRB, Potlatch Corp., 7.00%, 12/1/14	400	455
		455
Illinois 2.2%
Chicago, GO, 5.50%, 1/1/09 (1)	500	528
Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11)(4)	500	549
Illinois, GO, 5.50%, 8/1/16 (1)	500	548
Illinois Dev. Fin. Auth., IDRB, Waste Management
5.85%, 2/1/07 (3)	1,165	1,188
Illinois HFA, Edward Health Services, 5.00%, 2/15/09 (4)	500	519
Illinois HFA, Hinsdale Hosp., 7.00%, 11/15/19 (7)	260	275
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/25	500	508
Metropolitan Pier & Exposition Auth., McCormick Place
Expansion, 5.375%, 12/15/17 (2)	1,000	1,066
		5,181
Indiana 0.4%
Goshen, Greencroft Obligated Group, 5.20%, 8/15/06	750	753
St. Joseph County, Madison Center, 5.25%, 2/15/07	295	299
		1,052
Kansas 0.1%
Wyandotte County Unified Gov't, 4.75%, 12/1/16	135	138
Wyandotte County Unified Gov't, 5.00%, 12/1/20	215	221
		359
Kentucky 0.2%
Kenton County Airport Board, Delta Airlines, 7.50%, 2/1/12 (3)	800	544
		544
Louisiana 1.0%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (3)	200	220
Lafayette, Public Improvement, Sales Tax, 5.00%, 3/1/18 (1)	1,250	1,331
Louisiana, GO, 5.00%, 8/1/18 (1)	750	801
		2,352
Maryland 5.8%
Anne Arundel County, General Improvement, GO, 5.00%, 3/1/17	2,110	2,289
Baltimore Convention Center Hotel, 5.00%, 9/1/16	400	401
Charles County, GO, 5.00%, 3/1/13	1,810	1,961
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/13 (3)(5)	1,250	1,366
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22	375	402
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27	400	431
Maryland Energy Fin. Admin., Baltimore Wastewater
6.30%, 12/1/10 (3)	250	259
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/13	2,065	2,191
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/19	1,415	1,506
Montgomery County, GO, 5.25%, 10/1/14	1,500	1,635
Northeast Maryland Waste Disposal Auth., Solid Waste
5.50%, 4/1/11 (3)(4)	250	269
Univ. of Maryland, Auxilary Fac. & Tuition, 5.00%, 4/1/09	565	593
		13,303
Massachusetts 2.4%
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13)	500	547
Massachusetts, GO, 5.00%, 8/1/10 (4)(7)	75	80
Massachusetts, GO, 5.00%, 8/1/10 (4)	1,425	1,513
Massachusetts, GO, VRDN (Currently 3.08%)	1,000	1,000
Massachusetts Municipal Wholesale Electric, Power Supply
5.00%, 7/1/07 (1)	1,500	1,534
Massachusetts Water Pollution Abatement Trust, 6.00%, 8/1/15	610	664
Massachusetts Water Pollution Abatement Trust, 6.00%, 8/1/15
(Prerefunded 8/1/09)	190	207
		5,545
Michigan 3.1%
Detroit City School Dist., 5.50%, 5/1/18
(Prerefunded 5/1/12)(5)	1,000	1,103
Detroit City School Dist., Building & Site Improvement
GO, 5.00%, 5/1/08 (2)	500	517
Michigan Hosp. Fin. Auth., Ascension Health, 5.30%, 11/15/33
(Tender 11/15/06)	1,000	1,014
Michigan Hosp. Fin. Auth., Mercy Health, 5.00%, 8/15/12 (7)	1,395	1,443
Michigan State Trunk Line, Taxes, 5.00%, 9/1/13 (5)	2,000	2,158
Wayne County Charter Airport, 5.25%, 12/1/11 (1)(3)	1,000	1,047
		7,282
Minnesota 0.5%
Minneapolis-St. Paul Metropolitan Airport Commission
5.50%, 1/1/17 (2)	1,000	1,075
		1,075
Mississippi 0.8%
Jackson County Port Fac., Chevron Corp.
VRDN (Currently 3.08%)	1,750	1,750
		1,750
Missouri 1.3%
Good Shepherd Nursing Home Dist., 5.45%, 8/15/08	260	265
Missouri HEFA, Washington Univ., VRDN (Currently 3.08%)	800	800
Missouri Highway & Transportation Commission, 5.00%, 2/1/08	1,000	1,033
St. Louis Municipal Fin. Corp., City Justice Center
5.375%, 2/15/14 (4)	750	817
		2,915
Nevada 2.7%
Clark County, GO, 5.50%, 6/1/16 (2)	800	870
Clark County, IDRB, PCR, Southwest Gas, 5.80%, 3/1/38
(Tender 3/1/13)(3)	500	535
Clark County School Dist., GO, 5.00%, 6/15/16 (5)	1,400	1,498
Clark County School Dist., GO, 5.00%, 6/15/19 (2)	3,000	3,213
Nevada Dept. of Business & Industry, Las Ventanas
6.75%, 11/15/23	200	206
		6,322
New Jersey 4.0%
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 3/1/15	1,000	1,091
New Jersey Economic Dev. Auth., Winchester Gardens
8.625%, 11/1/25 (Prerefunded 11/1/06)	210	223
New Jersey, GO, 4.50%, 6/23/06	2,000	2,010
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/12	400	414
New Jersey HFFA, Childrens Specialized Hosp., 5.00%, 7/1/18	400	408
New Jersey HFFA, St. Clares Hosp., 5.25%, 7/1/14 (1)	1,440	1,575
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/09 (1)	2,000	2,125
New Jersey Transportation Trust Fund Auth.
5.75%, 6/15/11 (7)	1,000	1,107
Salem County Pollution Control Fin. Auth., PCR
PSEG Power, 5.75%, 4/1/31 (3)	200	212
		9,165
New Mexico 0.3%
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	625	658
		658
New York 10.5%
Albany Parking Auth., 5.25%, 10/15/12	285	299
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/19 (2)	1,500	1,599
Dormitory Auth. of the State of New York, Mount Sinai NYU
Health, 5.00%, 7/1/11	400	405
Dormitory Auth. of the State of New York, Nyack Hosp.
6.00%, 7/1/06	55	55
Dormitory Auth. of the State of New York, Personal Income Tax
5.00%, 3/15/20 (5)	500	533
Dormitory Auth. of the State of New York, State Univ.
5.25%, 7/1/19 (1)	1,200	1,318
New York City, GO, 5.00%, 8/1/14	1,500	1,604
New York City, GO, 5.00%, 4/1/20	2,000	2,102
New York City, GO, 5.00%, 8/1/21	2,050	2,153
New York City, GO, 5.25%, 8/1/11	1,500	1,607
New York City Housing Dev. Corp., HUD Capital Funding Program,
5.00%, 7/1/19 (2)	1,000	1,065
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	600	625
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (3)	250	258
New York City IDA, Terminal One Group, 5.00%, 1/1/12 (3)	1,775	1,848
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (3)	500	532
New York City Transitional Fin. Auth., 5.00%, 11/1/14	2,000	2,169
New York State Environmental Fac. Corp., New York City
Municipal Water Fin. Auth., 6.875%, 6/15/10	50	50
New York State Housing Fin. Agency, 5.85%, 9/15/09	300	310
New York State Mortgage Agency, Single Family
5.80%, 10/1/06 (3)	500	506
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (2)(3)	1,000	1,025
Tobacco Settlement Fin. Corp., 5.00%, 6/1/07	1,000	1,019
Tobacco Settlement Fin. Corp., 5.50%, 6/1/16	1,500	1,623
Tobacco Settlement Fin. Corp., 5.50%, 6/1/19 (2)	1,330	1,465
		24,170
North Carolina 0.7%
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	769
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	750	812
		1,581
Ohio 1.4%
Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32	1,250	1,374
Dayton, IDRB, Emery Air Freight, 6.05%, 10/1/09	625	675
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33
(Tender 6/1/06)	1,250	1,248
		3,297
Oklahoma 0.6%
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	305	251
Oklahoma Transportation Auth., 5.25%, 1/1/16 (4)	1,000	1,080
		1,331
Oregon 0.5%
Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12)	1,000	1,111
		1,111
Pennsylvania 3.4%
Allegheny County Sanitary Auth., 5.75%, 12/1/16
(Prerefunded 12/1/10)(1)	1,410	1,551
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	400	437
Pennsylvania, GO, 5.00%, 7/1/13 (2)	1,000	1,082
Pennsylvania, GO, 5.75%, 1/15/09	1,000	1,066
Pennsylvania Intergov't. Cooperative Auth., 5.25%, 6/15/13 (2)	750	790
Philadelphia Auth. for Ind. Dev., Paul's Run Retirement
Community, 5.85%, 5/15/13	500	516
Philadelphia Auth. for Ind. Dev., Philadelphia Airport
5.25%, 7/1/08 (2)(3)	600	624
Souderton Area School Dist., GO, 5.00%, 11/15/18 (2)	1,700	1,825
		7,891
Puerto Rico 2.3%
Puerto Rico Electric Power Auth., 5.25%, 7/1/12 (5)	1,000	1,093
Puerto Rico Infrastructure Fin Auth., Excise Taxes
5.50%, 7/1/16 (4)	1,750	1,982
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12)	2,000	2,199
		5,274
Rhode Island 0.1%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	200	215
		215
South Carolina 2.2%
Charleston Water & Sewer, 5.125%, 1/1/13	500	543
South Carolina, GO, School Fac., 5.75%, 1/1/08	1,000	1,046
South Carolina Public Service Auth., 5.50%, 1/1/12 (5)	1,000	1,098
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/12 (Prerefunded 10/1/09)(4)	1,000	1,079
South Carolina Transportation Infrastructure Bank
5.50%, 10/1/15 (4)	1,240	1,352
		5,118
Tennessee 2.3%
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(3)	200	221
Metropolitan Nashville & Davidson County HEFB, Vanderbilt
Univ., 5.00%, 10/1/44 (Tender 4/1/10)(1)	2,000	2,105
Montgomery County Public Building Auth., GO
VRDN (Currently 3.08%)	2,085	2,085
Tennessee Housing Dev. Agency, Single Family
4.95%, 7/1/10 (3)	420	435
Tennessee Housing Dev. Agency, Single Family
5.05%, 7/1/11 (3)	355	367
		5,213
Texas 11.4%
Abilene Health Fac. Dev. Corp., Sears Methodist Retirement
System Obligation Group, 5.40%, 11/15/09	845	872
Austin, Water & Waste, 5.00%, 5/15/21 (1)	2,000	2,119
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(3)	1,500	1,611
Harris County, GO, 5.00%, 10/1/23	400	419
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12	800	847
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
VRDN (Currently 3.09%)(1)	400	400
Houston, GO, 5.375%, 3/1/12 (Prerefunded 3/1/11)(5)	1,200	1,296
Houston Airport, IDRB, Continental Airlines, 6.75%, 7/1/29 (3)	135	133
Houston Independent School Dist., GO, 5.00%, 7/15/20 (5)	1,600	1,704
Houston Water & Sewer, 5.00%, 11/15/16 (5)	1,500	1,624
Houston Water & Sewer, 5.25%, 5/15/22 (5)	1,850	1,990
Lower Colorado River Auth., 5.75%, 5/15/11 (5)	1,370	1,473
North East Independent School Dist., GO, 6.00%, 2/1/16
(Prerefunded 2/1/10)	1,100	1,204
Sabine River Auth., PCR, TXU Energy, 5.50%, 5/1/22
(Tender 11/1/11)	170	181
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	250	273
San Antonio, 5.50%, 2/1/19 (Prerefunded 2/1/12)	5	6
San Antonio, GO, 5.50%, 2/1/19	495	538
San Antonio Electric & Gas, 5.00%, 2/1/07	1,000	1,017
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	1,000	1,064
Tarrant County Health Fac. Dev. Corp., Texas Health Resources
5.75%, 2/15/10 (1)	500	530
Texas, GO, 4.50%, 8/31/06	4,000	4,028
Univ. of Texas, Board of Regents, 5.25%, 8/15/17	2,750	2,998
		26,327
Virgin Islands 0.4%
Virgin Islands PFA, 5.25%, 10/1/20	500	535
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (3)	200	216
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (3)	150	164
		915
Virginia 5.3%
Arlington County IDA, Virginia Hosp. Center, 5.50%, 7/1/13
(Prerefunded 7/1/11)	1,000	1,099
Arlington County, Public Improvement, GO, 5.00%, 5/15/17	800	870
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12)(3)	250	274
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	500	545
Fairfax County, Sewer, 5.00%, 7/15/27	1,350	1,419
Greater Richmond Convention Center, 5.00%, 6/15/16 (1)	2,000	2,153
Loudoun County IDA, Falcons Landing, 6.00%, 8/1/24	250	264
Loudoun County IDA, Loudoun Hosp. Center, 6.10%, 6/1/32
(Prerefunded 6/1/12)	500	567
Pocahontas Parkway Assoc., 5.50%, 8/15/28	400	411
Portsmouth, Public Improvement, 5.50%, 6/1/14
(Prerefunded 6/1/08)(2)	580	607
Portsmouth, Public Improvement, GO, 5.50%, 6/1/14 (2)	220	230
Virginia Biotechnology Research Park Auth., 5.25%, 9/1/12	1,000	1,079
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.00%, 9/1/16	1,600	1,726
Virginia College Building Auth., Public Higher Ed. Fin. Program
5.50%, 9/1/14 (Prerefunded 9/1/10)	1,000	1,085
		12,329
Washington 1.3%
King County, GO, 5.25%, 12/1/07	1,500	1,551
Port of Seattle, 5.25%, 7/1/07 (1)(3)	1,000	1,025
Washington Health Care Fac. Auth., Virginia Mason Medical
Center, 6.00%, 8/15/08 (1)	500	530
		3,106
Wisconsin 0.2%
Wisconsin HEFA, Froedert & Community Health
5.625%, 10/1/11	400	429
		429
Total Investments in Securities
99.5% of Net Assets (Cost $227,017)		$229,864

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by Financial Guaranty Insurance Company
(3)	Interest subject to alternative minimum tax
(4)	Insured by Ambac Assurance Corp.
(5)	Insured by Financial Security Assurance Inc.
(6)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $733 and represents 0.3% of net assets.
(7)	Escrowed to maturity
DOT	Department of Transportation
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
Prerefunded	Prerefunded date is used in determining portfolio maturity
RAC	Revenue Anticipation Certificate
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Intermediate Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Intermediate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $227,008,000. Net unrealized gain aggregated $2,856,000 at period-end, of which $3,878,000 related to appreciated investments and $1,022,000 related to depreciated investments.

T. ROWE PRICE SUMMIT MUNICIPAL INCOME FUND
Unaudited		January 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 102.1%
Alabama 0.9%
Alabama Public School & College Auth., 5.50%, 9/1/29 (1)	1,000	1,065
Baldwin County Eastern Shore Hosp. Auth., 6.75%, 4/1/21
(Prerefunded 4/1/06)	200	205
Camden Ind. Dev. Board, IDRB, Weyerhaeuser, 6.125%, 12/1/24	300	332
		1,602
Alaska 3.7%
Alaska HFC, Single Family, 5.75%, 12/1/11 (2)	1,115	1,152
Alaska Student Loan Corp., 5.10%, 7/1/10 (2)(3)	1,000	1,041
Anchorage, GO, 5.00%, 3/1/20 (1)	1,000	1,066
Valdez Marine, BP Pipelines, VRDN (Currently 3.08%)	1,700	1,700
Valdez Marine, BP Pipelines, VRDN (Currently 3.08%)	1,400	1,400
		6,359
Arizona 2.5%
Arizona Health Fac. Auth., Blood Systems, 5.00%, 4/1/20	615	634
Phoenix, 5.875%, 7/1/18 (Prerefunded 7/1/10)	575	627
Phoenix Civic Improvement, 6.25%, 7/1/17
(Prerefunded 7/1/10) (4)	1,000	1,121
Salt River Agricultural Improvement & Power, 5.00%, 1/1/08	600	619
Tempe IDA, Friendship Village, 6.75%, 12/1/30	300	318
Univ. Medical Center, 5.00%, 7/1/35	1,000	998
		4,317
Arkansas 0.7%
Univ. of Arkansas, 5.00%, 11/1/34 (1)	1,255	1,303
		1,303
California 19.4%
California, 5.65%, 6/1/30 (Prerefunded 6/1/10)	105	114
California, 5.65%, 6/1/30 (Prerefunded 6/1/10)	370	402
California, GO, 5.00%, 3/1/17	1,000	1,068
California, GO, 5.00%, 11/1/24	370	382
California, GO, 5.50%, 11/1/33	500	545
California, GO, 5.65%, 6/1/30	25	27
California CDA, Daughters of Charity Health, 5.00%, 7/1/22	1,000	1,024
California Dept. of Water Resources, Power Supply
5.25%, 5/1/09 (1)	1,000	1,059
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (3)	1,000	1,107
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12)	200	226
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	225	237
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/27	1,600	1,625
California Pollution Control Fin. Auth., PCR, Pacific Gas & Electric
3.50%, 12/1/23 (Tender 6/1/07) (2)(4)	500	499
California Public Works Board, Butterfield, 5.00%, 6/1/17	560	596
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,049
California Public Works Board, Lease Revenue, 5.00%, 1/1/21	2,000	2,107
California Public Works Board, Mental Health, 5.50%, 6/1/23	500	542
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	1,000	1,036
Capistrano Unified School Dist., Special Tax, 5.00%, 9/1/24 (4)	1,585	1,665
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32 (2)	440	449
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.00%, 12/1/27	500	507
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.50%, 12/1/21 (2)	500	531
Chula Vista PFA, 5.00%, 9/1/29 (1)	1,400	1,453
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13)	1,000	1,119
Napa Valley Community College, 5.00%, 8/1/21 (1)	1,310	1,399
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (1)	145	167
Poway Community Fac. Dist. No. 88-1, 6.75%, 8/15/15	425	459
Riverside County PFA, 5.00%, 10/1/23 (5)	1,000	1,048
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	500	522
Sacramento County Sanitation Dist. Fin. Auth.
5.00%, 8/1/21 (1)	1,000	1,068
Sacramento Municipal Utility Dist. Fin. Auth., Cosumnes
5.00%, 7/1/21 (1)	2,250	2,414
San Diego Community College Dist., GO, 5.00%, 5/1/17 (6)	1,000	1,083
San Diego Unified School Dist., Election 98E, 5.25%, 7/1/24 (6)	500	552
San Francisco Bay Area Rapid Transit, Property Tax, GO
5.00%, 8/1/22	1,025	1,092
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	300	294
San Jose Redev. Agency, 5.00%, 8/1/17 (1)	1,235	1,333
Sweetwater Union High School Dist., 5.00%, 9/1/19 (6)	2,515	2,672
		33,472
Colorado 0.6%
Colorado HFA, Adventist Health/Sunbelt, 6.625%, 11/15/26
(Prerefunded 11/15/11)	500	580
Colorado HFA, Covenant Retirement Communities
6.125%, 12/1/33	100	108
Park Creek Metropolitan District, Property Tax, 5.50%, 12/1/37	270	278
		966
Connecticut 0.5%
Mashantucket Western Pequot Tribe, 5.70%, 9/1/12 (7)	250	262
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27 (7)	300	308
Mohegan Tribe Indians, 6.25%, 1/1/31	350	375
		945
Delaware 1.5%
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/24	600	614
Delaware HFA, Catholic Health East, 5.75%, 11/15/33	250	273
Delaware Housing Auth., Multi-Family, 5.40%, 7/1/24	1,225	1,231
Delaware River & Bay Auth., 5.00%, 1/1/27 (1)	500	525
		2,643
District of Columbia 1.4%
District of Columbia, GO, 6.00%, 6/1/17 (1)	1,100	1,288
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/27 (1)(2)	1,000	1,067
		2,355
Florida 2.2%
Double Branch Community Dev. Dist., 5.60%, 5/1/07	5	5
Fishhawk Community Dev. Dist. II, 5.00%, 11/1/07	100	100
Fishhawk Community Dev. Dist. II, 5.125%, 11/1/09	260	262
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/23	1,410	1,455
Jacksonville, Excise Tax, 5.25%, 10/1/20 (1)(2)	1,000	1,060
Jacksonville HFA, Baptist Health, VRDN (Currently 3.08%)	600	600
Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09	295	296
		3,778
Georgia 2.3%
Athens - Clarke County Residential Care Fac., Wesley Woods of
Athens, 6.375%, 10/1/27	200	168
Atlanta Airport, 5.50%, 1/1/26 (Prerefunded 1/1/10)(4)	200	217
Atlanta Airport, 6.25%, 1/1/14 (2)(4)	1,000	1,091
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	750	820
Coweta County Residential Care Fac. for the Elderly, Wesley
Woods of Newnan-Peachtree City, 8.20%, 10/1/16
(Prerefunded 10/1/06)	215	225
Fulton County Residential Care Fac. for the Elderly, Canterbury
Court, 6.125%, 2/15/26	250	261
Milledgeville & Baldwin County Dev. Auth., Georgia College &
State Univ. Foundation, 6.00%, 9/1/33	500	540
Municipal Electric Auth. of Georgia, 5.70%, 1/1/19 (1)(8)	100	114
Rockdale County Dev. Auth., Pratt Industries USA
7.50%, 1/1/26 (2)	225	226
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/34	250	265
		3,927
Hawaii 0.3%
Hawaii Dept. of Budget & Fin., B&F Kapiolani Health
6.25%, 7/1/21 (Prerefunded 7/1/06)	500	516
		516
Illinois 4.0%
Chicago, 6.75%, 1/1/35 (Prerefunded 7/1/10) (4)	500	570
Chicago Board of Ed., GO, VRDN (Currently 3.08%) (6)	2,400	2,400
Chicago O' Hare Int'l. Airport, 5.25%, 1/1/24 (1)(2)	500	524
Chicago O' Hare Int'l. Airport, 5.75%, 1/1/21 (1)(2)	1,000	1,077
Chicago O' Hare Int'l. Airport, VRDN (Currently 3.10%) (2)(3)	400	400
Illinois HFA, Friendship Village of Schaumburg, 5.625%, 2/15/37	400	402
Illinois HFA, Glen Oaks Medical Center, 7.00%, 11/15/19 (8)	145	151
Illinois HFA, Landing at Plymouth Place, 6.00%, 5/15/37	350	351
Illinois HFA, Lutheran Senior Ministries, 7.375%, 8/15/31	250	269
Illinois HFA, Riverside Health, 6.00%, 11/15/32	500	532
Village of Carol Stream, Windsor Park Manor, 7.20%, 12/1/14
(Prerefunded 12/1/07)	200	216
		6,892
Indiana 0.6%
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25
(Prerefunded 12/1/10)	160	173
Indiana Transportation Fin. Auth., Highway, 5.375%, 12/1/25	840	894
		1,067
Iowa 0.8%
Iowa, TRAN, 4.50%, 6/30/06	1,000	1,005
Iowa Fin. Auth., Single Family Mortgage, 5.70%, 1/1/27	390	393
		1,398
Kansas 1.7%
Burlington PCR, Kansas Gas & Electric, 5.30%, 6/1/31 (1)	500	532
City of Olathe, Aberdeen, 8.00%, 5/15/30
(Prerefunded 5/15/10)	250	296
Johnson County Union School Dist. 233, GO, Olathe
5.50%, 9/1/16 (4)	1,000	1,134
Lenexa Health Care Fac., Lakeview Village, 6.875%, 5/15/32	400	431
Wyandotte County Unified Gov't, 4.75%, 12/1/16	250	255
Wyandotte County Unified Gov't, 5.00%, 12/1/20	250	257
		2,905
Louisiana 0.9%
Hodge Utility, PCR, Stone Container, 7.45%, 3/1/24 (2)	300	330
Louisiana, Gas & Fuels, 5.375%, 6/1/19 (3)	1,000	1,063
New Orleans Water & Sewer, BAN, 3.00%, 7/26/06	255	252
		1,645
Maryland 4.2%
Baltimore Convention Center Hotel, 5.00%, 9/1/32 (5)	1,000	1,037
Baltimore Convention Center Hotel, 5.875%, 9/1/39	585	608
Maryland Economic Dev. Corp., 5.50%, 7/15/09 (8)	445	471
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/13 (2)(6)	600	656
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22	250	268
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27	200	215
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11)	150	180
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	500	535
Maryland Energy Fin. Administration, Baltimore Wastewater
6.45%, 12/1/16 (2)	500	518
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	500	533
Maryland HHEFA, Peninsula Regional Medical Center
5.00%, 7/1/21	1,000	1,057
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Prerefunded 7/1/10)	850	965
Northeast Maryland Waste Disposal Auth., IDRB
Waste Management, 5.00%, 1/1/12 (2)	200	204
		7,247
Massachusetts 2.7%
Massachusetts, 5.25%, 8/1/19 (Prerefunded 8/1/13)	1,000	1,092
Massachusetts, 5.25%, 10/1/22 (Prerefunded 10/1/13)	250	273
Massachusetts, GO, 5.00%, 9/1/21	2,000	2,123
Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/18	1,050	1,253
		4,741
Michigan 0.3%
Cornell Township Economic Dev., MeadWestvaco
5.875%, 5/1/18 (Prerefunded 5/1/12)	250	281
Michigan Strategic Fund, Ford Motor, 7.10%, 2/1/06	250	250
		531
Mississippi 0.3%
Mississippi Business Fin. Corp. PCR, Entergy, 5.875%, 4/1/22	500	507
		507
Missouri 0.8%
Missouri Higher Ed. Loan Auth., 5.85%, 7/15/10 (2)	1,000	1,060
Sugar Creek, IDRB, LaFarge North America, 5.65%, 6/1/37 (2)	250	259
		1,319
Nebraska 0.6%
American Public Energy Agency, VRDN (Currently 3.03%)	1,000	1,000
		1,000
Nevada 0.4%
Clark County, IDRB, PCR, Southwest Gas, 5.45%, 3/1/38
(Tender 3/1/13)	250	262
Henderson Local Improvement Dist., Sun City Anthem Phase II
5.80%, 3/1/23	145	149
Nevada Dept. of Business & Industry, Las Ventanas
6.75%, 11/15/23	200	206
		617
New Hampshire 0.5%
New Hampshire Business Fin. Auth., PCR, Public Service
5.45%, 5/1/21 (1)	750	813
		813
New Jersey 5.4%
Garden State Preservation Trust, Space & Farmland
5.125%, 11/1/17 (6)	1,000	1,105
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/29	1,000	1,055
New Jersey Economic Dev. Auth., Harrogate, 5.55%, 12/1/07	150	152
New Jersey Economic Dev. Auth., Lions Gate, 5.00%, 1/1/15	175	176
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	1,250	1,300
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/17	500	512
New Jersey Economic Dev. Auth., Winchester Gardens
8.625%, 11/1/25 (Prerefunded 11/1/06)	210	222
New Jersey HFFA, Greystone Park Psychiatric Hosp.
5.00%, 9/15/25 (3)	1,000	1,046
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.625%, 7/1/36	400	399
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21	750	805
New Jersey HFFA, St. Clares Hosp., 5.25%, 7/1/14 (1)	500	547
New Jersey Transportation Trust Fund Auth., 6.00%, 6/15/07 (8)	1,000	1,037
Trenton, GO, 5.00%, 12/1/26 (1)	1,000	1,051
		9,407
New Mexico 1.2%
New Mexico Mortgage Fin. Auth., Single Family Mortgage
6.30%, 9/1/27	105	106
Sandoval County, IDRB, Intel Corp., 5.00%, 6/1/20	750	790
Univ. of New Mexico Regents, Univ. of New Mexico Hosp.
5.00%, 7/1/32 (6)	1,080	1,109
		2,005
New York 16.5%
Albany IDA, Albany College of Pharmacy, 5.625%, 12/1/34	775	811
Dormitory Auth. of the State of New York, Mental Health
Services, 5.00%, 2/15/23 (3)	250	264
Dormitory Auth. of the State of New York, Montefiore Medical
Center, 5.00%, 2/1/22 (1)	1,750	1,845
Dormitory Auth. of the State of New York, Mount Sinai Health
5.50%, 7/1/26	275	278
Dormitory Auth. of the State of New York, Nyack Hosp.
6.00%, 7/1/06	55	55
Essex County IDA, PCR, International Paper, 5.20%, 12/1/23 (2)	1,000	1,005
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	360	370
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10) (6)	655	743
Nassau County Interim Fin. Auth., Sales Tax Series D
5.00%, 11/15/16 (1)	1,000	1,081
Nassau County Interim Fin. Auth., Sales Tax Series D
5.00%, 11/15/21 (1)	1,915	2,038
New York City, GO, 5.00%, 8/1/06	1,000	1,009
New York City, GO, 5.00%, 8/1/26	1,055	1,095
New York City, GO, 5.75%, 3/1/20	1,000	1,109
New York City, GO, 6.25%, 8/1/09	285	293
New York City, GO, 6.25%, 8/1/09 (Prerefunded 8/1/06)	115	118
New York City Convention Center Dev. Corp., Hotel Fees
5.00%, 11/15/21 (3)	1,250	1,333
New York City Housing Dev. Corp., Capital Funding Program
5.00%, 7/1/19 (4)	1,230	1,310
New York City Housing Dev. Corp., Capital Funding Program
5.00%, 7/1/25 (4)	600	629
New York City Housing Dev. Corp., Multi-Family
VRDN (Currently 3.06%) (2)	1,400	1,400
New York City IDA, 7 World Trade Center, 6.25%, 3/1/15	700	730
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (2)	500	532
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (2)	250	258
New York City IDA, IDRB, IAC / InterActive Corp., 5.00%, 9/1/35	400	395
New York City Transitional Fin. Auth., 5.00%, 11/1/21	1,500	1,596
New York State Energy Research & Dev. Auth., Brooklyn Union
Gas, 4.70%, 2/1/24 (2)(4)	500	500
New York State Environmental Fac., PCR, Waste Management
4.45%, 7/1/17 (Tender 7/1/09) (2)	250	253
New York State Mortgage Agency, Single Family
5.85%, 10/1/18 (2)	445	467
New York State Thruway Auth., 5.00%, 3/15/17 (3)	1,500	1,612
New York State Thruway Auth., 5.00%, 4/1/21 (3)	500	534
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	2,085	2,207
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (2)(4)	1,000	1,025
Tobacco Settlement Fin. Corp., 5.25%, 6/1/20 (3)	500	539
Yonkers, GO, 5.00%, 8/1/25 (1)	660	697
Yonkers IDA, Civic Fac., 6.625%, 2/1/26 (Prerefunded 2/1/11)	250	286
		28,417
North Carolina 1.5%
Charlotte-Mecklenberg Hosp. Auth., 5.00%, 1/15/45	500	503
Gaston County, IDRB, PCR, National Gypsum, 5.75%, 8/1/35 (2)	200	210
North Carolina Eastern Municipal Power Agency, 5.30%, 1/1/15	500	532
North Carolina Eastern Municipal Power Agency, 6.70%, 1/1/19	700	769
North Carolina Municipal Power Agency #1, Catawba Electric
5.50%, 1/1/13	500	541
		2,555
Ohio 2.6%
Akron, Baseball, COP, STEP, 6.90%, 12/1/16
(Prerefunded 12/1/06)	300	314
Cuyahoga County Hosp., Cleveland Clinic Obligation Group
6.00%, 1/1/32	1,250	1,375
Franklin County, Ohio Presbyterian Retirement Services
7.125%, 7/1/29	500	554
Ohio Air Quality Dev. Auth., Ohio Edison, 3.35%, 6/1/33
(Tender 6/1/06)	400	399
Ohio Building Auth., Adult Correctional Fac., 5.50%, 10/1/11
(Prerefunded 10/1/09)	1,000	1,080
Ohio Water Dev. Auth., Fresh Water, 5.375%, 12/1/21
(Prerefunded 6/1/12)	750	824
		4,546
Oklahoma 0.5%
Norman Regional Hospital Auth., 5.375%, 9/1/36	400	401
Oklahoma County Fin. Auth., Epworth Villa, 5.875%, 4/1/30	250	254
Oklahoma Dev. Fin. Auth., Inverness Village, 8.00%, 2/1/32	300	247
		902
Oregon 1.1%
Multnomah County Hosp. Fac. Auth., Providence Health
5.25%, 10/1/24	1,000	1,065
Portland Sewer, 5.75%, 8/1/20 (Prerefunded 8/1/10) (4)	750	820
		1,885
Pennsylvania 4.8%
Bucks County Water & Sewer Auth., 5.25%, 6/1/15 (6)	1,000	1,106
Cumberland County Municipal Auth., Wesley Affiliated Services
7.125%, 1/1/25	400	437
Montgomery County HHEFA, Foulkeways at Gwynedd
6.75%, 11/15/24	400	423
Montgomery County IDA, The Hill at Whitemarsh, 6.25%, 2/1/35	200	209
Pennsylvania Higher EFA, Philadelphia Univ., 5.25%, 6/1/32	250	252
Pennsylvania Turnpike Commission, 5.50%, 7/15/33
(Prerefunded 7/15/11) (3)	1,000	1,105
Philadelphia School Dist., 5.50%, 2/1/22
(Prerefunded 2/1/12) (6)	1,000	1,103
Philadelphia School Dist., 5.50%, 2/1/31
(Prerefunded 2/1/12) (6)	1,000	1,103
St. Mary Hospital Auth., Catholic Health East, 5.50%, 11/15/24	1,050	1,120
West Shore Area Auth., Holy Spirit Hosp., 6.20%, 1/1/26	500	532
West Shore Area Auth., Holy Spirit Hosp., 6.25%, 1/1/32	250	265
Westmoreland County IDA, Redstone Presbyterian Seniorcare
7.50%, 11/15/15 (Prerefunded 11/15/10)	200	231
Westmoreland County IDA, Redstone Presbyterian Seniorcare
8.00%, 11/15/23 (Prerefunded 11/15/10)	300	354
		8,240
Puerto Rico 0.2%
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15	250	275
		275
Rhode Island 0.2%
Central Falls Detention Fac. Corp., 7.25%, 7/15/35	300	323
		323
South Carolina 1.1%
Medical Univ. Hosp. Auth., 5.00%, 8/15/31 (1)	500	515
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
5.625%, 11/15/30	250	262
South Carolina Public Service Auth., 5.25%, 1/1/18 (6)	1,000	1,080
		1,857
South Dakota 0.6%
South Dakota HEFA, Sioux Valley Hosp., 5.50%, 11/1/31	1,000	1,065
		1,065
Tennessee 1.5%
Chattanooga Health Ed. & Housing Fac. Board, CDFI Phase 1
6.00%, 10/1/35	350	358
Clarksville Public Building Auth., GO, VRDN (Currently 3.08%)	1,100	1,100
Memphis-Shelby County Airport Auth., 6.25%, 2/15/09 (1)(2)	290	311
Memphis-Shelby County Airport Auth., 6.25%, 2/15/11 (1)(2)	100	111
Shelby County Health, Ed. & Housing Board, The Village at
Germantown, 7.25%, 12/1/34	250	256
Sullivan County Health, Ed. & Housing, Wellmont Health
6.25%, 9/1/22	150	165
Sullivan County Health, Ed. & Housing, Wellmont Health
6.25%, 9/1/22 (Prerefunded 9/1/12)	250	286
		2,587
Texas 5.5%
Amarillo Health Fac. Dev. Corp., Sears, 7.75%, 8/15/26
(Prerefunded 8/15/06)	200	209
Brazos River Auth., TXU Energy, 5.75%, 5/1/36
(Tender 11/1/11) (2)	120	127
Brazos River Auth. PCR, Centerpoint Energy, 7.75%, 12/1/18	250	273
Brazos River Auth. PCR, TXU Energy, 7.70%, 4/1/33 (2)	150	176
Dallas/Fort Worth Airport, 5.50%, 11/1/31 (2)(4)	1,000	1,045
Dallas/Fort Worth Airport, 6.10%, 11/1/20 (2)(4)	510	548
Gulf Coast Waste Disposal Auth., Anheuser-Busch Companies
5.90%, 4/1/36 (2)	500	528
Harris County Health Fac. Dev. Corp., 5.375%, 2/15/26
(Prerefunded 8/15/11)	1,000	1,085
Harris County Health Fac. Dev. Corp., 6.375%, 6/1/29
(Prerefunded 6/1/11)	250	284
Harris County Health Fac. Dev. Corp., Texas Childrens Hosp.
5.375%, 10/1/12	800	847
Houston, GO, 5.50%, 3/1/18 (6)	500	539
Houston, Water & Sewer, 5.25%, 5/15/25 (1)	500	534
Houston, Water & Sewer, 5.75%, 12/1/18
(Prerefunded 12/1/12) (3)	485	543
Port Corpus Christi, PCR, IDC, Citgo Petroleum
8.25%, 11/1/31 (2)	250	263
Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22	250	273
Tarrant County Health Fac. Dev. Corp., Baylor Health Care
5.375%, 11/15/21	1,000	1,064
Texas, GO, TRAN, 4.50%, 8/31/06	1,000	1,007
Travis County Health Fac. Dev. Corp., Querencia Barton Creek
5.65%, 11/15/35	200	195
		9,540
Utah 0.3%
Intermountain Power Agency, 5.75%, 7/1/16 (1)	185	194
Intermountain Power Agency, 5.75%, 7/1/16
(Prerefunded 7/1/07) (1)	315	332
		526
Virginia 4.4%
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,500	1,636
City of Fairfax, GO, 5.00%, 1/15/16	1,010	1,096
Fairfax County Water Auth., 5.80%, 1/1/16 (8)	790	863
Greater Richmond Convention Center, 6.125%, 6/15/29
(Prerefunded 6/15/10)	1,250	1,391
Greater Richmond Convention Center, Hotel Tax
5.00%, 6/15/30 (1)	1,000	1,041
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30	250	261
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/25	100	101
Loudoun County IDA, Howard Hughes Medical Institute
VRDN (Currently 3.07%)	450	450
Pocahontas Parkway Assoc., 5.50%, 8/15/28	300	309
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	400	410
		7,558
Washington 0.7%
Chelan County Public Utility Dist. #1, Rock Island Hydro
Zero Coupon, 6/1/18 (1)	585	335
Port Bellingham IDC, BP West Coast Products
VRDN (Currently 3.16%) (2)	150	150
Tacoma Solid Waste Utility, 5.50%, 12/1/17 (3)	665	693
		1,178
Wisconsin 0.2%
Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 (2)	200	147
Wisconsin HEFA, National Regency of New Berlin
8.00%, 8/15/25 (Prerefunded 2/15/06)	195	199
		346
Total Investments in Securities
102.1% of Net Assets (Cost $170,882)		$176,077

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by MBIA Insurance Corp.
(2)	Interest subject to alternative minimum tax
(3)	Insured by Ambac Assurance Corp.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Insured by XL Capital Assurance Inc.
(6)	Insured by Financial Security Assurance Inc.
(7)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $570 and represents 0.3% of net assets.
(8)	Escrowed to maturity
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
COP	Certificates of Participation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFC	Housing Finance Corp.
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corp.
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
Prerefunded	Prerefunded date used in determining portfolio maturity
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future dates.
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Summit Municipal Income Fund
Unaudited	January 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit Municipal Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks a high level of income exempt from federal income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2006, the cost of investments for federal income tax purposes was $170,856,000. Net unrealized gain aggregated $5,221,000 at period-end, of which $5,627,000 related to appreciated investments and $406,000 related to depreciated investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	March 21, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 21, 2006